September 27, 2010

Via EDGAR

Division of Corporation Finance
US Securities and Exchange Commission
Washington, DC 20549
Attention: Michael Seaman, Esq

Re:           Consumer Portfolio Services, Inc.
Amendment One to Registration Statement on Form S-1
Filed September 27, 2010
File number 333-168976

Ladies and gentlemen

We have today filed an amendment number one (the “Amendment”) to the registration statement identified above (the “Registration Statement”).  In the Amendment, we have responded to each of the comments furnished to us by the Division of Corporation Finance by letter dated September 16, 2010.

We review below our responses to those comments, and reproduce the comments for ease of reference.

1.  Please remove from registration by means of a post-effective amendment any unsold securities that were registered on the Form S-2 filed on January 7, 2005 (file number 333-121913).  Refer to Item 512(a)(3) of Regulation S-K.

We have prepared, and are about to file separately, a post-effective amendment that removes from registration unsold securities that were registered on the identified prior registration statement.

2. Please tell us whether you will file the final indenture as an exhibit to the registration statement prior to effectiveness.

We have filed the final indenture as an exhibit to the Amendment.

3. Please confirm that the offering will commence promptly after effectiveness.  In addition, please revise to remove the reference to “from time to time” throughout the prospectus when you are referring to the notes offering, since it appears you intend for this offering to be a continuous offering.  Furthermore, please confirm that the amount of securities registered is reasonably expected to be offered and sold within two years from the effective date of the registration statement.  Refer to Rule 415(a)(2) promulgated under the Securities Act of 1933.

We hereby confirm that the offering described in the Registration Statement will commence promptly after effectiveness.

We have removed from the prospectus included within the Amendment any reference to the notes being sold “from time to time.”

Upon further consideration, we have concluded that the appropriate amount of notes to register is $30 million.  We hereby confirm that we reasonably expect to sell $30 million of renewable unsecured subordinated notes within two years following effectiveness of the Registration Statement.

4.  We note your disclosure throughout the prospectus that you are currently contractually prohibited from repurchasing notes.  Please revise the prospectus to specifically describe the contract(s) and contractual provision(s) that prohibit repurchases.

We have revised the prospectus at page 27 to describe specifically the restriction on repurchases of Notes, under the caption “Description of the Notes - Redemption or Repurchase Prior to Stated Maturity - Repurchase at Request of Holder.”  The other references to such contractual restriction now include cross-references to that description.  We omit the cross-reference from the cover page.

Prospectus cover page

5.  We note that you intend to issue three and six months and one, two, three, four, five and ten year renewable unsecured subordinated notes.  Please revise to identify the maximum aggregate principal amount of each type of note that will be issued.  Further, please revise to clarify that if interest rates are changed, the new interest rates and effective dates will be set forth in supplements to the prospectus and that any change will not affect the interest rate on a note purchased prior to the effective date of such change.

The terms of the offered notes will be substantially identical except for their maturity dates and interest rates.  It is impracticable for the registrant to identify the maximum aggregate principal amount of each maturity date of notes that will be issued since that will depend upon market conditions and investor demand at the time of offering.  The cover page of the prospectus does disclose the title and maximum amount of securities to be offered in accordance with the requirements of Item 501 of Regulation S-K.

We have revised the cover page to state that the interest rates will be specified in prospectus supplements and that any change will not affect the interest rate on a previously sold note.

Summary

General

6.  We note that you have incurred a net loss in each quarter since 2008.  Please revise the summary section to disclose this fact.  Please also revise to disclose whether you expect to generate net income in the near future.

We have added prominent disclosure in the Summary section of our recent history of losses.  That disclosure includes our statement that we expect to return to profitability within the calendar year 2011.

We have added a corresponding Risk Factor on page 11.

Incorporation of certain information by reference, page 5

7.  Please revise to indicate that you will provide without charge copies of all exhibits that are specifically incorporated by reference to a filing.  See Note to Item 12(b)(1) of Form S-1.

We have modified our language on page five of the prospectus to make clear that we will provide, free of charge, copies of any exhibits that are specifically incorporated by reference into a filing that is incorporated by reference into this Form S-1.

Risk factors

Risks related to CPS, page 10

8. Tell us how you concluded that you are able to incorporate risk factors by reference.

We believe we are able to incorporate risk factors by reference based on instruction VII to Form S-1, which seems to apply equally to risk factors as to any other information concerning the registrant.  Nevertheless, because the risk factors that we have set forth in full in the Prospectus include all of the risk factor disclosure that we sought to incorporate by reference, we have removed from the Amendment the statement that we are incorporating risk factors by reference.

Recent developments, page 18

9.  We note the disclosure in the Form 8-K filed August 30, 2010 relating to the notice of delisting from NASDAQ.  Please include similar disclosure in your registration statement.  We note that the Form 8-K is incorporated by reference into the prospectus.

We have included the suggested additional disclosure, at page 18.

Waivers and amendments of financial and performance covenants, page 18

10. Please expand your disclosure to specifically describe and quantify the financial covenants with which you are or were not in compliance during 2009 and 2010.

We have included the suggested additional disclosure, at page 19.  Each of the financial covenants for which we required waivers as of June 30, 2010 is now separately disclosed in a table.  The standards against which we are measured are quantified, as are the corresponding noncompliant levels which required such waivers.

Exhibit 5.1

11. In the opinion, counsel indicates that he has examined the supplement to the indenture filed as an exhibit to the registration statement.  We note that no indenture supplement has been filed as an exhibit to the registration statement.  Please explain.  We also note that the legal opinion is signed and dated and appears to be a “final” opinion.

There is no supplement to the final Indenture. A revised and corrected Exhibit 5 opinion is filed with the Amendment.

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We confirm our understanding that the company and its management are responsible for the accuracy and adequacy of the disclosures included in the Registration Statement.

We plan to request acceleration of the effectiveness of the registration statement as soon as such a request can reasonably be accommodated.

Very truly yours,

Mark Creatura
for
Consumer Portfolio Services, Inc.